EARNINGS PER SHARE - Summary of earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income	$ 112,268	$ 461,847	$ 527,218
Weighted average number of shares outstanding - basic (in shares)	199,924,000	200,685,000	192,355,000
Dilutive impact of stock options (in shares)	557,000	503,047	614,802
Weighted average number of shares outstanding - diluted (in shares)	200,481,000	201,188,000	192,970,000